Dividends Payable (Details Textual) - USD ($)	Jun. 30, 2016	Jun. 30, 2015	Sep. 13, 2014
Dividends Payable [Line Items]
Dividends Payable, Current	$ 35,000,000	$ 35,000,000	$ 35,000,000
Mr. Yan Hong [Member]
Dividends Payable [Line Items]
Dividends Payable, Current			392,000
Mr. Shen Lei [Member]
Dividends Payable [Line Items]
Dividends Payable, Current			392,000
Mr. Chao Xin [Member]
Dividends Payable [Line Items]
Dividends Payable, Current			$ 34,216,000